Income tax credit - Additional Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax credit
R&D Expenditure Credit ("RDEC")	£ (7,553)	£ 8,623	£ 1,370
Adjustments for R&D tax relief of prior years	£ 13,700